UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF MEZZANINE AND STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2024	$ 1	$ 46	$ 451,079	$ 0	$ (306,706)	$ 144,420
Balance (in shares) at Dec. 31, 2024	100,000	4,626,197
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income					7,563	7,563
Excess consideration over acquired assets (Note 1)			(25,609)			(25,609)
Change in foreign currency translation adjustments				776		776
Equity offering costs (Note 9)			(13)			(13)
Balance at Jun. 30, 2025	$ 1	$ 46	425,457	776	(299,143)	127,137
Balance (in shares) at Jun. 30, 2025	100,000	4,626,197
Beginning balance at Dec. 31, 2025						$ 0
Beginning balance (in shares) at Dec. 31, 2025						0
Increase (Decrease) in Temporary Equity [Roll Forward]
Deemed dividend on Series G Preferred Shares issuance (Note 13)						$ 2,100
Issuance of Series G Preferred Shares (Note 13)						$ 14,000
Issuance of Series G Preferred Shares (Note 13) (in shares)						14,000
Ending balance at Jun. 30, 2026						$ 16,100
Ending balance (in shares) at Jun. 30, 2026						14,000
Balance at Dec. 31, 2025	$ 1	$ 46	425,433	697	(336,988)	$ 89,189
Balance (in shares) at Dec. 31, 2025	100,000	4,626,197
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income					6,484	6,484
Excess consideration over acquired assets (Note 1)			(41,093)			(41,093)
Excess consideration over disposed assets (Note 1)			20,099	(403)		19,696
Change in foreign currency translation adjustments				(928)		(928)
Issuance of restricted shares to 3rd party		$ 1	99			100
Issuance of restricted shares to 3rd party (in shares)		108,695
Deemed dividend on Series G Preferred Shares issuance (Note 13)			(2,100)			(2,100)
Dividends of Series G Preferred Shares (Note 13)			(529)			$ (529)
Issuance of common stock pursuant to equity offerings (Note 9) (in shares)						2,878,596
Issuance of common stock pursuant to equity offerings (Note 9)		$ 29	6,746			$ 6,775
Equity offering costs (Note 9)			(917)			(917)
Balance at Jun. 30, 2026	$ 1	$ 76	$ 407,738	$ (634)	$ (330,504)	$ 76,677
Balance (in shares) at Jun. 30, 2026	100,000	7,613,488